Equity Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Summary of Balance Sheet Financial Information for Alcoa Corporation's Equity Investments

(in millions)	2015	2014	2013
Income data—year ended December 31
Sales	$4,119	$3,350	$2,394
Cost of goods sold	3,209	2,503	1,679
Income (loss) before income taxes	125	(76)	75
Net income (loss)	43	(144)	(19)
Balance Sheet—as of December 31
Current assets	$1,555	$1,472
Noncurrent assets	13,357	14,246
Current liabilities	1,661	1,793
Noncurrent liabilities	8,972	8,829

Summary of Financial Information for Alcoa Corporation's Equity Investments

G. Investments—A summary of unaudited financial information for Alcoa Corporation’s equity investments is as follows (amounts represent 100% of investee financial information):

	Third quarter ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Sales	$888	$1,015	$2,684	$2,872
Cost of goods sold	840	796	2,200	2,353
Net (loss) income	(6)	20	23	(66)

Financial information for equity method investees that were significant to Alcoa Corporation’s results for the years ended December 31 are as follows:

(Dollars in millions)	Energetica Barra Grande SA	Halco Mining	Ma’aden Rolling Co.	Ma’aden Smelting Co.	Ma’aden Bauxite and Alumina Co.	Manicouagan Power L.P.	Pechiney Reynolds Quebec	Others	Total
Income data—year ended December 31, 2015
Sales	130	487	286	1,481	258	106	486	885	4,119
Cost of goods sold	98	236	352	1,317	401	16	288	501	3,209
Income before income taxes	27	86	(125)	(52)	(185)	91	113	170	125
Net income	7	80	(125)	(56)	(185)	90	104	128	43
Alcoa Corporation’s percentage of ownership in equity investees	42.2%	45.0%	25.1%	25.1%	25.1%	40.0%	49.8%
Equity in net income of affiliated companies, before reconciling adjustments	3	36	(31)	(14)	(46)	36	52	24	60
Other	(1)	(2)	(1)	(1)	—	—	4	(6)	(7)
Alcoa Corporation’s equity in net income of affiliated companies	2	34	(32)	(15)	(46)	36	56	18	53
Balance Sheet—as of December 31, 2015
Current assets	27	40	389	469	305	23	107	195	1,555
Noncurrent assets	288	165	1,659	4,696	3,005	62	109	3,373	13,357
Current liabilities	50	28	254	909	122	6	54	238	1,661
Noncurrent liabilities	43	16	1,329	2,913	2,206	—	(21)	2,486	8,972
Income data—year ended December 31, 2014
Sales	170	487	42	1,260	3	120	318	950	3,350
Cost of goods sold	118	260	102	1,073	4	18	280	648	2,503
Income before income taxes	44	76	(109)	(149)	(135)	103	39	55	(76)
Net income	19	72	(109)	(149)	(135)	102	28	28	(144)
Alcoa Corporation’s percentage of ownership in equity investees	42.2%	45.0%	25.1%	25.1%	25.1%	40.0%	49.8%
Equity in net income of affiliated companies, before reconciling adjustments	8	32	(27)	(37)	(34)	41	14	3	—
Other	—	(1)	—	—	—	(1)	4	—	2
Alcoa Corporation’s equity in net income of affiliated companies	8	31	(27)	(37)	(34)	40	18	3	2
Balance Sheet—as of December 31, 2014
Current assets	27	38	186	405	182	22	439	173	1,472
Noncurrent assets	427	150	1,619	4,841	2,951	72	107	4,079	14,246
Current liabilities	50	29	59	683	121	7	50	794	1,793
Noncurrent liabilities	92	12	1,191	3,164	1,849	1	16	2,504	8,829
Income data—year ended December 31, 2013
Sales	130	493	—	349	—	124	326	972	2,394
Cost of goods sold	78	250	—	479	—	19	288	565	1,679
Income before income taxes	42	81	(51)	(215)	(48)	105	37	124	75
Net income	14	76	(51)	(215)	(48)	105	26	74	(19)
Alcoa Corporation’s percentage of ownership in equity investees	42.2%	45.0%	25.1%	25.1%	25.1%	40.0%	49.8%
Equity in net income of affiliated companies, before reconciling adjustments	6	34	(13)	(54)	(12)	42	13	16	32
Other	(1)	(1)	—	—	—	—	6	(12)	(8)
Alcoa Corporation’s equity in net income of affiliated companies	5	33	(13)	(54)	(12)	42	19	4	24

Schedule of Equity Method Investment

Investees accounted for using the equity method include:

Investee	Country	Ownership Interest[1]
Consorcio Serra Do Facao	Brazil	35.0%
DBNGP Trust	Australia	20.0%[2]
Energetica Barra Grande SA	Brazil	42.2%
Halco Mining	Guinea	45.0%[2]
Ma’aden Rolling Company	Saudi Arabia	25.1%
Ma’aden Smelting Company	Saudi Arabia	25.1%
Ma’aden Bauxite and Alumina Company	Saudi Arabia	25.1%[2]
Manicouagan Power Limited Partnership	Canada	40.0%
Mineracão Rio Do Norte S.A. (MRN)	Brazil	18.2%
Pechiney Reynolds Quebec	Canada	49.8%

1	This table shows the ownership of Alcoa Corporation or AWAC, as appropriate. Ownership percentages have not changed from January 2013 through December 2015.
2	This investment is part of the AWAC group of companies that are owned 60% by Alcoa Corporation and 40% by Alumina Limited